Investee Companies and Other Investments (Tables)	6 Months Ended
Jun. 30, 2024
Investee Companies and Other Investments [Abstract]
Schedule of Assets and Liabilities Disposal Groups Classified as Held for Sale	Assets of disposal groups classified as held for sale
December 31
2023
€ in thousands
Cash and cash equivalents	428
Short-term deposits	12
Receivable from concession project	23,426
Trade and other receivables	587
Right-of-use asset	1,204
Intangible asset	917
Restricted cash and deposits	1,694
Long term receivables	29
Total	28,297

Liabilities of disposal groups classified as held for sale
December 31
2023
€ in thousands
Trade payables	39
Other payables	18
Lease liability	1,321
Long-term bank loans including current maturities	13,047
Deferred tax liabilities	2,717
17,142

Schedule of Results Attributable to Discontinued Operation	Results attributable to discontinued operation
	For the five months ended June 3, 2024	For the six months ended June 30, 2023	For the year ended December 31, 2023
	€ in thousands, except per share data
Results of discontinued operation
Revenue	278	459	675
Operating expenses	(142)	(183)	(342)
Depreciation and amortization expenses	(48)	(236)	(461)
Gross profit (loss) from operating activities	88	40	(128)

General and administrative expenses	(13)	(97)	(33)
Operating profit (loss) from operating activities	75	(57)	(161)

Financing income	934	833	1,792
Financing expenses	(530)	(766)	(1,269)
Financing income, net	404	67	523

Results from operating activities before taxes on income	479	10	362

Taxes on income	(129)	(13)	(247)
Results from operating activities, net of taxes on income	350	(3)	115
Loss on adjustment to fair value	(660)	-	(2,565)
Foreign currency translation differences for foreign operations that were recognized in profit or loss	255	-	-
Tax benefit on loss from sale of discontinued operation	134	-	663
Profit (loss) for the year	79	(3)	(1,787)
Earnings per share
Basic earnings (loss) per share	0.01	0.00	(0.14)
Diluted earnings (loss) per share	0.01	0.00	(0.14)

Cash flows from discontinued operation
Net cash from operating activities	1,211	1,211	2,587
Net cash used in investing activities	(264)	(462)	(462)
Net cash used in financing activities	(41)	(1,143)	(2,127)

Net cash from (used in) discontinued operation	906	(394)	(2)